RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2019
Related Party Transactions
Summary of major related parties and their relationships with the Company

Name of related party	Relationship with the Company

Tao Jiang	CEO and director of the Company

Summary of related party balances with the major related party

	As of June 30,	As of June 30,
	2019	2018
Amount due to Tao Jiang	$567,346	$25,541
Total due to related party	$567,346	$25,541